RELATED PARTIES (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	100,479	€ 85,942
Total Costs	(102,108)	€ (74,635)
Codere Espana S A [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	1,896
Total Costs	1,896
Codere Newco S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	7,244
Total Costs	7,244
Trade receivables	332
Current borrowings	0
Trade payables and other current liabilities	2,211
Codere Apuestas Galicia S.L. [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	1,230
Total Costs	1,230
Codere Operadora De Apuestas SL [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	62
Total Costs	62
Other Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	368
Total Costs	368
Trade receivables	228
Current borrowings	586
Trade payables and other current liabilities	811
Mexico Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	1,684
Total Costs	1,684
Retail Latam [Member]
IfrsStatementLineItems [Line Items]
Finance costs and exchange differences
Operating expenses	992
Total Costs	992
Total [Member]
IfrsStatementLineItems [Line Items]
Operating expenses	13,476
Total Costs	13,476
Trade receivables	1,584
Current borrowings	4,680
Trade payables and other current liabilities	6,096
Codere Operadora de Apuestas S.L. [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	0
Current borrowings	0
Trade payables and other current liabilities	304
CodereApuestaEspana [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	238
Current borrowings	1
Trade payables and other current liabilities	973
Latam Retail Companies [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	786
Current borrowings	4,092
Trade payables and other current liabilities	€ 1,797